Income Tax - Summary of Unused Investment Credits (Detail) - 12 months ended Dec. 31, 2025 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 3,705,104	$ 118,110
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 1,202,370	38,329
Purchase of machinery and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2030 and thereafter
Purchase of machinery and equipment [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 1,200,479	38,269
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2026 and thereafter
Others [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 1,891	$ 60